THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
Communications - 7.2%
Alphabet, Inc. - Class A	5,700	$ 1,038,255
Alphabet, Inc. - Class C	13,340	2,446,823
Booking Holdings, Inc.	250	990,375
Meta Platforms, Inc. - Class A	3,200	1,613,504
Uber Technologies, Inc. (a)	3,000	218,040
		6,306,997
Consumer Discretionary - 7.2%
Amazon.com, Inc. (a)	10,000	1,932,500
Home Depot, Inc. (The)	3,000	1,032,720
Lowe's Companies, Inc.	2,500	551,150
McDonald's Corporation	5,000	1,274,200
NIKE, Inc. - Class B	2,500	188,425
NVR, Inc. (a)	40	303,542
Tesla, Inc. (a)	1,700	336,396
Toyota Motor Corporation - ADR	2,000	409,940
Tractor Supply Company	1,000	270,000
		6,298,873
Consumer Staples - 3.2%
Celsius Holdings, Inc. (a)	2,000	114,180
Coca-Cola Company (The)	3,500	222,775
Procter & Gamble Company (The)	4,000	659,680
Walmart, Inc.	27,500	1,862,025
		2,858,660
Energy - 4.0%
Cheniere Energy, Inc.	3,500	611,905
ConocoPhillips	3,000	343,140
Marathon Petroleum Corporation	3,400	589,832
ONEOK, Inc.	8,000	652,400
Phillips 66	6,400	903,488
Valero Energy Corporation	2,500	391,900
		3,492,665
Financials - 12.6%
Aflac, Inc.	14,000	1,250,340
Apollo Global Management, Inc.	1,000	118,070
Arch Capital Group Ltd. (a)	2,500	252,225
Ares Management Corporation - Class A	5,500	733,040
Berkshire Hathaway, Inc. - Class B (a)	1,600	650,880
Blackstone, Inc.	12,500	1,547,500
Brookfield Reinsurance Ltd.	28,000	1,170,680
CME Group, Inc.	3,500	688,100
Intercontinental Exchange, Inc.	1,500	205,335
JPMorgan Chase & Company	19,500	3,944,070
Marsh & McLennan Companies, Inc.	2,500	526,800
		11,087,040

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.0% (Continued)	Shares	Value
Health Care - 8.1%
Abbott Laboratories	9,500	$ 987,145
AbbVie, Inc.	11,500	1,972,480
Bio-Techne Corporation	23,000	1,647,950
CRISPR Therapeutics AG (a)	4,000	216,040
Danaher Corporation	800	199,880
Edwards Lifesciences Corporation (a)	4,800	443,376
GE HealthCare Technologies, Inc.	5,000	389,600
Merck & Company, Inc.	2,100	259,980
Thermo Fisher Scientific, Inc.	900	497,700
UnitedHealth Group, Inc.	1,000	509,260
		7,123,411
Industrials - 11.3%
Eaton Corporation plc	1,600	501,680
Emerson Electric Company	4,500	495,720
General Dynamics Corporation	3,700	1,073,518
General Electric Company	2,100	333,837
Honeywell International, Inc.	7,000	1,494,780
Lockheed Martin Corporation	3,500	1,634,850
Parker-Hannifin Corporation	1,300	657,553
Quanta Services, Inc.	4,000	1,016,360
RTX Corporation	14,000	1,405,460
TE Connectivity Ltd.	9,000	1,353,870
		9,967,628
Materials - 2.3%
Cameco Corporation	3,500	172,200
Freeport-McMoRan, Inc.	25,000	1,215,000
Linde plc	800	351,048
Nucor Corporation	1,000	158,080
Sherwin-Williams Company (The)	350	104,451
		2,000,779
Real Estate - 1.6%
Mid-America Apartment Communities, Inc.	9,800	1,397,578

Technology - 31.5%
Accenture plc - Class A	4,000	1,213,640
Apple, Inc.	11,900	2,506,378
ASML Holding N.V.	600	613,638
International Business Machines Corporation	1,700	294,015
Mastercard, Inc. - Class A	2,000	882,320
Microsoft Corporation	8,500	3,799,075
NVIDIA Corporation	110,500	13,651,170
ON Semiconductor Corporation (a)	4,500	308,475
Oracle Corporation	2,000	282,400
Palantir Technologies, Inc. - Class A (a)	5,000	126,650
Palo Alto Networks, Inc. (a)	600	203,406
QUALCOMM, Inc.	3,000	597,540

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.0% (Continued)	Shares	Value
Technology - 31.5% (Continued)
Skyworks Solutions, Inc.	8,000	$ 852,640
Texas Instruments, Inc.	5,200	1,011,556
Visa, Inc. - Class A	5,000	1,312,350
		27,655,253
Utilities - 1.0%
WEC Energy Group, Inc.	11,000	863,060

Total Common Stocks (Cost $26,673,993)		$ 79,051,944

EXCHANGE-TRADED FUNDS - 5.1%	Shares	Value
Invesco S&P 500® Equal Weight ETF	22,300	$ 3,663,444
Vanguard Value Index Fund ETF	5,000	802,050
Total Exchange-Traded Funds (Cost $4,127,524)		$ 4,465,494

MONEY MARKET FUNDS - 5.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b) (Cost $4,511,164)	4,511,164	$ 4,511,164

Total Investments at Value - 100.2% (Cost $35,312,681)		$ 88,028,602

Liabilities in Excess of Other Assets - (0.2%)		(160,904)

Net Assets - 100.0%		$ 87,867,698

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 84.2%	Shares	Value
Consumer Discretionary - 3.1%
CarMax, Inc. (a)	1,500	$ 110,010
Coupang, Inc. (a)	6,000	125,700
Dick's Sporting Goods, Inc.	1,500	322,275
Gildan Activewear, Inc.	10,000	379,200
NVR, Inc. (a)	10	75,886
Service Corporation International	13,000	924,690
Toll Brothers, Inc.	3,000	345,540
		2,283,301
Consumer Staples - 4.4%
Bunge Global S.A.	3,500	373,695
Celsius Holdings, Inc. (a)	28,500	1,627,065
Church & Dwight Company, Inc.	9,000	933,120
Molson Coors Beverage Company - Class B	5,800	294,814
		3,228,694
Energy - 4.6%
Devon Energy Corporation	10,000	474,000
Enphase Energy, Inc. (a)	6,000	598,260
Marathon Oil Corporation	25,000	716,750
ONEOK, Inc.	5,500	448,525
PBF Energy, Inc. - Class A	14,000	644,280
Targa Resources Corporation	3,250	418,535
Valaris Ltd. (a)	1,000	74,500
		3,374,850
Financials - 17.7%
American Financial Group, Inc.	8,600	1,057,972
Ares Management Corporation - Class A	7,000	932,960
Arthur J. Gallagher & Company	8,000	2,074,480
Berkley (W.R.) Corporation	16,762	1,317,158
Brown & Brown, Inc.	20,000	1,788,200
CME Group, Inc.	5,000	983,000
Intercontinental Exchange, Inc.	9,000	1,232,010
Morgan Stanley	9,565	929,622
Nasdaq, Inc.	23,000	1,385,980
Old Republic International Corporation	24,400	753,960
United Bancorporation of Alabama, Inc. - Class A	2,000	96,300
Voya Financial, Inc.	5,000	355,750
		12,907,392
Health Care - 9.1%
Bio-Rad Laboratories, Inc. - Class A (a)	1,500	409,665
Bio-Techne Corporation	15,000	1,074,750
Centene Corporation (a)	4,000	265,200
Charles River Laboratories International, Inc. (a)	4,000	826,320
Chemed Corporation	2,500	1,356,450
GE HealthCare Technologies, Inc.	4,000	311,680

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.2% (Continued)	Shares	Value
Health Care - 9.1% (Continued)
Labcorp Holdings, Inc.	2,574	$ 523,835
Penumbra, Inc. (a)	1,500	269,955
ResMed, Inc.	1,200	229,704
Teleflex, Inc.	3,950	830,803
Waters Corporation (a)	2,000	580,240
		6,678,602
Industrials - 15.1%
AeroVironment, Inc. (a)	500	91,080
Argan, Inc.	1,000	73,160
C.H. Robinson Worldwide, Inc.	4,000	352,480
Donaldson Company, Inc.	13,000	930,280
Expeditors International of Washington, Inc.	8,000	998,320
Fastenal Company	18,000	1,131,120
Graco, Inc.	13,000	1,030,640
Jacobs Solutions, Inc.	8,475	1,184,043
L3Harris Technologies, Inc.	5,250	1,179,045
MSC Industrial Direct Company, Inc. - Class A	5,000	396,550
nVent Electric plc	4,200	321,762
Pentair plc	3,200	245,344
Snap-on, Inc.	1,475	385,550
Waste Connections, Inc.	10,500	1,841,280
Woodward, Inc.	5,000	871,900
		11,032,554
Materials - 8.1%
Ashland, Inc.	6,000	566,940
ATI, Inc. (a)	2,200	121,990
Cameco Corporation	5,000	246,000
Martin Marietta Materials, Inc.	3,000	1,625,400
Packaging Corporation of America	6,000	1,095,360
Ramaco Resources, Inc. - Class A	2,500	31,125
Steel Dynamics, Inc.	14,000	1,813,000
Valvoline, Inc. (a)	10,236	442,195
		5,942,010
Real Estate - 2.5%
Mid-America Apartment Communities, Inc.	12,800	1,825,408

Technology - 19.6%
Advanced Micro Devices, Inc. (a)	1,964	318,580
Analog Devices, Inc.	3,671	837,943
ANSYS, Inc. (a)	3,000	964,500
Arrow Electronics, Inc. (a)	8,500	1,026,460
Broadridge Financial Solutions, Inc.	3,500	689,500
InterDigital, Inc.	1,000	116,560
Lam Research Corporation	1,075	1,144,714
Microchip Technology, Inc.	8,800	805,200
NVIDIA Corporation	66,500	8,215,410

THE GOVERNMENT STREET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.2% (Continued)	Shares	Value
Technology - 19.6% (Continued)
Palantir Technologies, Inc. - Class A (a)	5,000	$ 126,650
Rambus, Inc. (a)	1,500	88,140
StoneCo Ltd. - Class A (a)	1,500	17,985
		14,351,642

Total Common Stocks (Cost $16,547,028)		$ 61,624,453

EXCHANGE-TRADED FUNDS - 8.1%	Shares	Value
iShares Core S&P Mid-Cap ETF	32,500	$ 1,901,900
SPDR S&P MidCap 400® ETF Trust	6,500	3,478,020
Vanguard U.S. Value Factor ETF	5,000	565,350
Total Exchange-Traded Funds (Cost $5,362,569)		$ 5,945,270

MONEY MARKET FUNDS - 7.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b) (Cost $5,694,186)	5,694,186	$ 5,694,186

Total Investments at Value - 100.1% (Cost $27,603,783)		$ 73,263,909

Liabilities in Excess of Other Assets - (0.1%)		(85,043)

Net Assets - 100.0%		$ 73,178,866

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2024.